Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue by Geographical Markets	The following is the Company’s revenue by geographical markets during the six months ended June 30, 2026 and 2025:

	Six Months Ended June 30,
	2026	2025
Spain	€14,352,385	€4,828,474
Europe	183,791	391,388
Rest of the world	485,542	217,443
	€15,021,718	€5,437,305